Long-term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Unsecured Debt Bank Loan Obligations USD ($)	Mar. 31, 2013 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2012 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2013 Secured Debt Finance Receivables Securitization USD ($)	Mar. 31, 2013 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2012 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2013 Medium-term Notes Consolidated Subsidiaries USD ($)	Mar. 31, 2013 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2012 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2013 Unsecured Notes Consolidated Subsidiaries USD ($)	Mar. 31, 2013 Unsecured Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2012 Unsecured Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2013 Unsecured Notes Parent Company USD ($)	Mar. 31, 2013 Unsecured Notes Parent Company JPY (¥)	Mar. 31, 2012 Unsecured Notes Parent Company JPY (¥)	Mar. 31, 2013 Capital Lease Obligations USD ($)	Mar. 31, 2013 Capital Lease Obligations JPY (¥)	Mar. 31, 2012 Capital Lease Obligations JPY (¥)
Debt Instrument [Line Items]
Long-term debt				$ 33,412	¥ 3,142,411	¥ 3,064,785	$ 10,558	¥ 993,019	¥ 855,015	$ 47,876	¥ 4,502,787	¥ 3,137,289	$ 9,810	¥ 922,636	¥ 946,460	$ 4,891	¥ 460,000	¥ 530,000
Long-term capital lease obligations																			228	21,399	21,348
Long Term Debt and Capital Lease Obligations, Current And Noncurrent	106,775	10,042,252	8,554,897
Less - Current portion due within one year	(28,755)	(2,704,428)	(2,512,620)
Debt and Capital Lease Obligations, Total	$ 78,020	¥ 7,337,824	¥ 6,042,277